Intangible Assets and Goodwill - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Terminal value Growth Rate
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Terminal growth value (as a percent)		3.00%
Possible change in terminal growth rate 1 (as a percent)		2.75%
Possible change in fair value due to change in terminal value 1		$ 1,300
Possible change in terminal growth rate 2 (as a percent)		2.50%
Possible change in fair value due to change in terminal value 2		$ 3,200
Discount rate, measurement input [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Discount rate (as a percent)		14.50%
Possible change in discount rate 1 (as a percent)		15.00%
Possible change in fair value due to change in discount rate 1		$ 4,800
Possible change in discount rate 2 (as a percent)		15.50%
Possible change in fair value due to change in discount rate 2		$ 9,200
Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Acquisitions through business combinations		29,240	$ 7,900
Transfers		0	0
Cost | Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Acquisitions through business combinations		75,846	17,771
Transfers		0	0
Cost | Development Costs
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Acquisitions through business combinations		8,550	0
Transfers	$ 6,803	33,056	51,932
Amortization and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Impairment charge		941	6,436
Amortization and impairment | Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Impairment charge		0	0
Amortization and impairment | Development Costs
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Transfers	$ 6,800
Impairment charge		$ 941	$ 6,436